Quarterly Holdings Report
for
Fidelity® Variable Insurance Products:
VIP International Capital Appreciation Portfolio
September 30, 2023
VIPCAP-NPRT3-1123
1.822576.118
Common Stocks - 99.0%
	Shares	Value ($)
Brazil - 1.2%
MercadoLibre, Inc. (a)	5,379	6,819,927
Canada - 10.7%
Alimentation Couche-Tard, Inc. Class A (multi-vtg.)	178,676	9,074,228
Brookfield Asset Management Ltd. Class A (b)	233,453	7,783,323
Canadian National Railway Co.	74,764	8,096,475
Canadian Pacific Kansas City Ltd.	115,153	8,559,431
CGI, Inc. Class A (sub. vtg.) (a)	70,898	6,988,275
Constellation Software, Inc.	4,910	10,136,561
Constellation Software, Inc. warrants 8/22/28 (a)(c)	4,999	0
Thomson Reuters Corp.	68,238	8,347,820
TOTAL CANADA		58,986,113
China - 1.6%
PDD Holdings, Inc. ADR (a)	88,324	8,661,935
Denmark - 4.4%
DSV A/S	48,725	9,110,317
Novo Nordisk A/S Series B	168,245	15,318,920
TOTAL DENMARK		24,429,237
France - 13.3%
Air Liquide SA	57,195	9,633,444
Capgemini SA	45,796	7,991,118
Dassault Systemes SA	215,251	8,032,229
Edenred SA	106,372	6,666,735
Hermes International SCA	4,994	9,133,182
L'Oreal SA	25,009	10,364,032
LVMH Moet Hennessy Louis Vuitton SE	17,307	13,063,854
Safran SA	55,119	8,637,656
TOTAL FRANCE		73,522,250
Germany - 2.9%
Deutsche Borse AG	43,531	7,517,663
Infineon Technologies AG	256,902	8,508,787
TOTAL GERMANY		16,026,450
India - 9.6%
Axis Bank Ltd. (a)	660,244	8,243,210
HCL Technologies Ltd.	610,594	9,080,044
HDFC Bank Ltd. (a)	456,574	8,374,159
ICICI Bank Ltd.	858,530	9,836,747
ITC Ltd.	1,534,049	8,210,169
Larsen & Toubro Ltd.	250,173	9,109,539
TOTAL INDIA		52,853,868
Indonesia - 1.6%
PT Bank Central Asia Tbk	15,100,358	8,622,495
Ireland - 1.6%
Kingspan Group PLC (Ireland)	120,633	9,050,184
Italy - 1.6%
Ferrari NV (Italy)	30,121	8,907,166
Japan - 6.1%
Hoya Corp.	74,337	7,613,409
Keyence Corp.	22,041	8,151,333
Shin-Etsu Chemical Co. Ltd.	270,787	7,865,184
Tokyo Electron Ltd.	73,236	10,003,471
TOTAL JAPAN		33,633,397
Netherlands - 5.5%
ASM International NV (Netherlands)	21,112	8,872,463
ASML Holding NV (Netherlands)	21,299	12,539,794
Wolters Kluwer NV	74,823	9,069,574
TOTAL NETHERLANDS		30,481,831
Sweden - 1.6%
Atlas Copco AB (A Shares)	658,109	8,838,851
Switzerland - 5.0%
Compagnie Financiere Richemont SA Series A	73,405	8,939,500
Sika AG	34,092	8,681,756
UBS Group AG	405,046	10,040,415
TOTAL SWITZERLAND		27,661,671
Taiwan - 3.0%
Taiwan Semiconductor Manufacturing Co. Ltd.	1,005,893	16,411,232
United Kingdom - 10.3%
Ashtead Group PLC	125,974	7,688,118
AstraZeneca PLC (United Kingdom)	95,029	12,817,939
Compass Group PLC	387,692	9,437,042
London Stock Exchange Group PLC	80,400	8,058,165
RELX PLC (London Stock Exchange)	300,414	10,135,948
Rentokil Initial PLC	1,129,805	8,388,366
TOTAL UNITED KINGDOM		56,525,578
United States of America - 19.0%
Aon PLC	24,923	8,080,535
AutoZone, Inc. (a)	3,126	7,940,009
CRH PLC	152,910	8,473,805
Linde PLC	23,598	8,786,715
Marsh & McLennan Companies, Inc.	42,121	8,015,626
Martin Marietta Materials, Inc.	16,391	6,728,178
Moody's Corp.	26,555	8,395,894
NVIDIA Corp.	13,500	5,872,365
S&P Global, Inc.	22,171	8,101,505
Schneider Electric SA	59,155	9,748,282
UnitedHealth Group, Inc.	17,524	8,835,426
Visa, Inc. Class A	32,556	7,488,206
Waste Connections, Inc. (Canada)	60,062	8,064,426
TOTAL UNITED STATES OF AMERICA		104,530,972
TOTAL COMMON STOCKS (Cost $443,987,521)		545,963,157

Money Market Funds - 1.2%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (d)	4,272,875	4,273,730
Fidelity Securities Lending Cash Central Fund 5.39% (d)(e)	2,273,323	2,273,550
TOTAL MONEY MARKET FUNDS (Cost $6,547,280)		6,547,280

TOTAL INVESTMENT IN SECURITIES - 100.2% (Cost $450,534,801)	552,510,437
NET OTHER ASSETS (LIABILITIES) - (0.2)%	(1,271,368)
NET ASSETS - 100.0%	551,239,069

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)	Level 3 security
(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(e)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	8,089,359	124,740,460	128,556,089	225,808	-	-	4,273,730	0.0%
Fidelity Securities Lending Cash Central Fund 5.39%	-	47,235,118	44,961,568	2,388	-	-	2,273,550	0.0%
Total	8,089,359	171,975,578	173,517,657	228,196	-	-	6,547,280

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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